Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Provision For Income Taxes	The provision for income taxes consisted of the following:
	December 31,	December 31,
	2021	2020
State franchise tax	$1,075	$3,304

Schedule of Provisions for (Benefits from) Income Taxes

The difference in the provision for income taxes and the amount computed by applying the statutory federal income tax rates consists of the following:

	December 31,	December 31,
	2021	2020
Expected income tax benefit	$(2,034,215)	$(1,200,467)
State franchise tax	1,075	3,304
Non-deductible stock-based compensation	252,205	474,428
Non-deductible stock-based interest	41,856	94,853
Increase in deferred income tax assets valuation allowance	1,740,154	631,186
Provision for income taxes	$1,075	$3,304

Schedule of Deferred Income Tax Assets

Principal components of the Company’s deferred tax assets as of December 31, 2021 and December 31, 2020 were as follows:

	December 31,	December 31,
	2021	2020
Net operating loss carryfoward	$(3,671,509)	$(1,931,355)
Valuation allowance	3,671,509	1,931,335
Net	$0	$0